BETTER 10Q - UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Common Stock	Notes Receivables from Stockholders	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss
Beginning balance (in shares) at Dec. 31, 2020	107,634,678
Beginning balance at Dec. 31, 2020	$ 409,688
Ending balance (in shares) at Dec. 31, 2021	108,721,433
Ending balance at Dec. 31, 2021	$ 436,280
Beginning balance (in shares) at Dec. 31, 2020		81,239,084
Beginning balance at Dec. 31, 2020	49,326	$ 8	$ (365)	$ 42,301	$ 7,522	$ (140)
Increase (Decrease) in Stockholders' Equity
Issuance of common stock (in shares)		19,433,510
Issuance of common stock	57,062	$ 2		57,060
Repurchase or cancellation of common stock (in shares)		(1,605,435)
Repurchase or cancellation of common stock	(5,648)			(5,648)
Stock-based compensation	64,187			64,187
Vesting of common stock issued via notes receivable from stockholders	(38,268)		(38,268)
Net income (loss)	(301,128)				(301,128)
Other comprehensive loss— foreign currency translation adjustment, net of tax	$ 35					35
Ending balance (in shares) at Dec. 31, 2021	99,067,159	99,067,159
Ending balance at Dec. 31, 2021	$ 240,160	$ 10	(38,633)	571,501	(292,613)	(105)
Beginning balance (in shares) at Dec. 31, 2021	108,721,433
Beginning balance at Dec. 31, 2021	$ 436,280
Ending balance (in shares) at Jun. 30, 2022	108,721,433
Ending balance at Jun. 30, 2022	$ 436,280
Beginning balance (in shares) at Dec. 31, 2021	99,067,159	99,067,159
Beginning balance at Dec. 31, 2021	$ 240,160	$ 10	(38,633)	571,501	(292,613)	(105)
Increase (Decrease) in Stockholders' Equity
Issuance of common stock (in shares)		1,143,399
Issuance of common stock	9,500			9,500
Repurchase or cancellation of common stock (in shares)		(1,884,122)
Repurchase or cancellation of common stock	(1,483)			(1,483)
Stock-based compensation	22,238			22,238
Vesting of common stock issued via notes receivable from stockholders	(9,770)		(9,770)
Net income (loss)	(399,252)				(399,252)
Other comprehensive loss— foreign currency translation adjustment, net of tax	(609)					(609)
Ending balance (in shares) at Jun. 30, 2022		98,326,436
Ending balance at Jun. 30, 2022	$ (139,216)	$ 10	(48,403)	601,756	(691,865)	(714)
Beginning balance (in shares) at Dec. 31, 2021	108,721,433
Beginning balance at Dec. 31, 2021	$ 436,280
Ending balance (in shares) at Dec. 31, 2022	108,721,433
Ending balance at Dec. 31, 2022	$ 436,280
Beginning balance (in shares) at Dec. 31, 2021	99,067,159	99,067,159
Beginning balance at Dec. 31, 2021	$ 240,160	$ 10	(38,633)	571,501	(292,613)	(105)
Increase (Decrease) in Stockholders' Equity
Issuance of common stock (in shares)		1,493,076
Issuance of common stock	15,323			15,323
Repurchase or cancellation of common stock (in shares)		(2,481,879)
Repurchase or cancellation of common stock	(2,804)			(2,804)
Stock-based compensation	42,608			42,608
Vesting of common stock issued via notes receivable from stockholders	(15,267)		(15,267)
Net income (loss)	(888,802)				(888,802)
Other comprehensive loss— foreign currency translation adjustment, net of tax	$ (1,318)					(1,318)
Ending balance (in shares) at Dec. 31, 2022	98,078,356	98,078,356
Ending balance at Dec. 31, 2022	$ (610,100)	$ 10	(53,900)	626,628	(1,181,415)	(1,423)
Ending balance (in shares) at Jun. 30, 2022	108,721,433
Ending balance at Jun. 30, 2022	$ 436,280
Ending balance (in shares) at Jun. 30, 2022		98,326,436
Ending balance at Jun. 30, 2022	$ (139,216)	$ 10	(48,403)	601,756	(691,865)	(714)
Beginning balance (in shares) at Dec. 31, 2022	108,721,433
Beginning balance at Dec. 31, 2022	$ 436,280
Beginning balance (in shares) at Dec. 31, 2022	98,078,356	98,078,356
Beginning balance at Dec. 31, 2022	$ (610,100)	$ 10	(53,900)	626,628	(1,181,415)	(1,423)
Beginning balance (in shares) at Dec. 31, 2022	108,721,433
Beginning balance at Dec. 31, 2022	$ 436,280
Ending balance (in shares) at Jun. 30, 2023	108,721,433
Ending balance at Jun. 30, 2023	$ 436,280
Beginning balance (in shares) at Dec. 31, 2022	98,078,356	98,078,356
Beginning balance at Dec. 31, 2022	$ (610,100)	$ 10	(53,900)	626,628	(1,181,415)	(1,423)
Increase (Decrease) in Stockholders' Equity
Issuance of common stock (in shares)		441,231
Issuance of common stock	2,206			2,206
Repurchase or cancellation of common stock (in shares)		(149,095)
Repurchase or cancellation of common stock	(8)			(8)
Stock-based compensation	13,725			13,725
Vesting of common stock issued via notes receivable from stockholders	(2,354)		(2,354)
Net income (loss)	(135,408)				(135,408)
Other comprehensive loss— foreign currency translation adjustment, net of tax	$ (309)					(309)
Ending balance (in shares) at Jun. 30, 2023	98,370,492	98,370,492
Ending balance at Jun. 30, 2023	$ (732,248)	$ 10	(56,254)	642,551	(1,316,823)	(1,732)
Ending balance (in shares) at Jun. 30, 2023	108,721,433
Ending balance at Jun. 30, 2023	$ 436,280
Ending balance (in shares) at Jun. 30, 2023	98,370,492	98,370,492
Ending balance at Jun. 30, 2023	$ (732,248)	$ 10	$ (56,254)	$ 642,551	$ (1,316,823)	$ (1,732)